COMMITMENTS AND CONTINGENCIES - Commitments - Senior Notes (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Senior notes
Total debt	$ 490,422	$ 606,633
2021	103,836
2022	128,014
2023	102,564
2024	102,564
2025	26,722
Thereafter	$ 26,722